Financial instruments and risk management - Summary by currency, group's net cash / (debt), after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	$ (13,531)	$ (13,831)
Cash and cash equivalents	12,807	10,381
Other investments	2,682	2,899
Net cash / (debt)	1,576	(664)	$ (3,651)
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(12,166)
Lease liabilities	(1,363)
Derivative financial liabilities related to net debt	(101)
Cash and cash equivalents	12,805
Other investments	2,401
Net cash / (debt)	1,576	(664)
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(11,707)
Lease liabilities	(410)
Derivative financial liabilities related to net debt	(101)
Cash and cash equivalents	12,018
Other investments	2,401
Net cash / (debt)	2,201	(141)
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(282)
Lease liabilities	(493)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	276
Other investments	0
Net cash / (debt)	(499)	(286)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(172)
Lease liabilities	(192)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	44
Other investments	0
Net cash / (debt)	(320)	(333)
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	0
Lease liabilities	(3)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	118
Other investments	0
Net cash / (debt)	115	140
Foreign exchange risk | Other
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(5)
Lease liabilities	(265)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	349
Other investments	0
Net cash / (debt)	$ 79	$ (44)